Shareholder Report, Holdings (Details)	Sep. 30, 2025
Upright Assets Allocation Plus Fund | Himax Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.72%
Upright Assets Allocation Plus Fund | Direxion Daily Dow Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
Upright Assets Allocation Plus Fund | Direxion Daily S P 500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.55%
Upright Assets Allocation Plus Fund | Taiwan Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.27%
Upright Assets Allocation Plus Fund | Pro Shares Ultra Pro [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
Upright Assets Allocation Plus Fund | Direxion Financail Bull [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.49%
Upright Assets Allocation Plus Fund | Silicon Motion Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.29%
Upright Assets Allocation Plus Fund | Abb Vie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.84%
Upright Assets Allocation Plus Fund | Direxion Small Cap Bull [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
Upright Assets Allocation Plus Fund | Ase Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Upright Assets Allocation Plus Fund | Drug Manufactures [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%
Upright Assets Allocation Plus Fund | Electrical Equipmentand Parts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.38%
Upright Assets Allocation Plus Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.76%
Upright Assets Allocation Plus Fund | Integrated Circuit Design [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.62%
Upright Assets Allocation Plus Fund | Internet Content Info [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
Upright Assets Allocation Plus Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Upright Assets Allocation Plus Fund | Semi Conductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.08%
Upright Growth & Income Fund | Himax Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.43%
Upright Growth & Income Fund | Direxion Daily Dow Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
Upright Growth & Income Fund | Taiwan Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Upright Growth & Income Fund | Direxion Financail Bull [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.46%
Upright Growth & Income Fund | Silicon Motion Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.36%
Upright Growth & Income Fund | Abb Vie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.28%
Upright Growth & Income Fund | Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.44%
Upright Growth & Income Fund | Tapestry Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.15%
Upright Growth & Income Fund | Goldman Sachs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%
Upright Growth & Income Fund | Teva Phamaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Upright Growth & Income Fund | Drug Manufactures [Member]
Holdings [Line Items]
Percent of Total Investments	6.55%
Upright Growth & Income Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	24.16%
Upright Growth & Income Fund | Integrated Circuit Design [Member]
Holdings [Line Items]
Percent of Total Investments	10.32%
Upright Growth & Income Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.46%
Upright Growth & Income Fund | Semi Conductors [Member]
Holdings [Line Items]
Percent of Total Investments	40.38%
Upright Growth & Income Fund | Luxury Goods [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Upright Growth & Income Fund | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	3.72%
Upright Growth & Income Fund | Consumer Electronicrs [Member]
Holdings [Line Items]
Percent of Total Investments	2.38%
Upright Growth & Income Fund | Banks Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	1.47%
Upright Growth & Income Fund | Specialty Industrial Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%
Upright Growth & Income Fund | Other [Member]
Holdings [Line Items]
Percent of Total Investments	2.59%
Upright Growth Fund | Himax Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.48%
Upright Growth Fund | Direxion Daily Dow Jones [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Upright Growth Fund | Taiwan Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.61%
Upright Growth Fund | Silicon Motion Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.09%
Upright Growth Fund | Abb Vie [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Upright Growth Fund | Teva Phamaceutical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
Upright Growth Fund | Fidelity Institutional [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.26%
Upright Growth Fund | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.52%
Upright Growth Fund | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.06%
Upright Growth Fund | Alphabet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
Upright Growth Fund | Drug Manufactures [Member]
Holdings [Line Items]
Percent of Total Investments	7.81%
Upright Growth Fund | Electrical Equipmentand Parts [Member]
Holdings [Line Items]
Percent of Total Investments	0.69%
Upright Growth Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.42%
Upright Growth Fund | Integrated Circuit Design [Member]
Holdings [Line Items]
Percent of Total Investments	24.03%
Upright Growth Fund | Internet Content Info [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Upright Growth Fund | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.22%
Upright Growth Fund | Semi Conductors [Member]
Holdings [Line Items]
Percent of Total Investments	25.14%
Upright Growth Fund | Consumer Electronicrs [Member]
Holdings [Line Items]
Percent of Total Investments	6.47%
Upright Growth Fund | Banks Diversified [Member]
Holdings [Line Items]
Percent of Total Investments	1.27%
Upright Growth Fund | Agricultural Inputs [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%
Upright Growth Fund | Insurance Life [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Upright Growth Fund | Internet Retail [Member]
Holdings [Line Items]
Percent of Total Investments	2.55%